Provision for Legal Proceedings (Details) - Schedule of Judicial Deposits in its Assets - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision for Legal Proceedings (Details) - Schedule of Judicial Deposits in its Assets [Line Items]
Total	R$ 44	R$ 56
Tax [Member]
Provision for Legal Proceedings (Details) - Schedule of Judicial Deposits in its Assets [Line Items]
Total	18	12
Labor [Member]
Provision for Legal Proceedings (Details) - Schedule of Judicial Deposits in its Assets [Line Items]
Total	16	34
Civil and others [Member]
Provision for Legal Proceedings (Details) - Schedule of Judicial Deposits in its Assets [Line Items]
Total	R$ 10	R$ 10